CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 183,025	$ 154,308
Term deposits	494,065	492,699
Short-term investments	29,384	301,995
Accounts and notes receivable (net of allowances of $1,143 and $2,946 as of December 31, 2013 and 2014, respectively)	18,044	15,958
Prepaid expenses and other current assets	37,638	34,080
Amounts due from related parties	1,047	62,411
Deferred tax assets-current		628
Equity method investment-current		60,508
Total current assets	763,203	1,122,587
Property and equipment, net	43,690	58,560
Intangible assets, net	2	27,397
Goodwill		61,407
Long-term investments	320,414	107,842
Deferred tax assets-noncurrent		1,109
Other non-current assets	21,844	6,784
TOTAL ASSETS	1,149,153	1,385,686
Current liabilities:
Accounts payable (including accounts payable of the consolidated VIEs without recourse to Renren Inc. of $9,002 and $5,176 as of December 31, 2013 and 2014, respectively)	5,501	10,170
Accrued expenses and other payables (including accrued expenses and other payables of the consolidated VIEs without recourse to Renren Inc. of $29,463 and $16,324 as of December 31, 2013 and 2014, respectively)	24,094	33,314
Amounts due to related parties (including amount due to a related party of the consolidated VIEs without recourse to Renren Inc. of $178 and $303 as of December 31, 2013 and 2014, respectively)	303	61,062
Deferred revenue and advance from customers (including deferred revenue and advance from customers of the consolidated VIEs without recourse to Renren Inc. of $8,003 and $6,212 as of December 31, 2013 and 2014, respectively)	6,917	8,639
Income tax payable (including income tax payable of the consolidated VIEs without recourse to Renren Inc. of $2,066 and $3,165 as of December 31, 2013 and 2014, respectively)	9,229	2,077
Total current liabilities	46,044	115,262
Long-term liabilities:
Other non-current liabilities (including other non-current liabilities of the Consolidated VIE's without recourse to Renren Inc. of $156 and $nil as of December 31, 2013 and 2014, respectively)	730	156
TOTAL LIABILITIES	46,774	115,418
Commitments and contingency (Note 22)
Equity:
Additional paid-in capital	1,224,393	1,285,283
Accumulated deficit	(137,266)	(197,726)
Statutory reserves	6,712	6,712
Accumulated other comprehensive income	7,774	174,781
Total Renren Inc. shareholders' equity	1,102,638	1,270,145
Noncontrolling interest	(259)	123
Equity	1,102,379	1,270,268
TOTAL LIABILITIES AND EQUITY	1,149,153	1,385,686
Class A ordinary shares [Member]
Equity:
Ordinary shares	720	790
Class B ordinary shares [Member]
Equity:
Ordinary shares	$ 305	$ 305